UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number:  _______
        This Amendment (Check only one): |_| is a restatement.
                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eric Rosenfeld
Address:   c/o Crescendo Partners II, L.P.
           825 Third Avenue, 40th Floor
           New York, New York 10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Rosenfeld
Title:   N/A
Phone:   212-319-7676

Signature, Place, and Date of Signing:

        /s/ Eric Rosenfeld, New York, NY, February 16, 2010

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    Form 13F File Number              Name

    28-                               Crescendo Partners II, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                             ------------

Form 13F Information Table Entry Total:                 5
                                             ------------

Form 13F Information Table Value Total:             $5861
                                             ------------
                                              (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

               None

                           Form 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------------    --------------  ---------  --------  --------------------   --------  ---------- ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP    ($1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----    --------    -------   --- ----  ----------  --------  ---------------------
BUILD A BEAR WORKSHOP         COM             120076104     10       1978      SH        OTHER       0         0        1978     0

CHARMING SHOPPES INC          COM             161133103   1879     228545      SH        OTHER       0         0      228545     0

COTT CORP QUE                 COM             22163N106   1470     227275      SH        OTHER       0         0      227275     0

DESTINATION MATERNITY CORP    COM             25065D100    894     136474      SH        OTHER       0         0      136474     0

O CHARLEYS INC                COM             670823103   1608      84623      SH        OTHER       0         0       84623     0